Intangible Assets, Net - Schedule of Amortization Expense Recognized (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 38,741	$ 38,314	$ 50,578
Cost of revenues [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	35,181	36,980	47,810
Cost of barter transactions [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	2,606	916	2,380
General and administrative expenses [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	412	418	388
Research and development expenses [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 542